TPR Firm:		Date Submitted:	9/11/2023
Client Name:	Sprout	Report:	Event Grade Summary
Client Project:		Loans in report:	1

			# of Loans With Exceptions - by Category
Current Event Grade	# of Loans	%	Credit	Compliance	Property
EG1	0	0.0%	0	0	0
EG2	1	100.0%	0	1	0
EG3	0	0.0%	0	0	0
Excluded	0	0.0%	0	0	0
Pending	0	0.0%	0	0	0
Total	1	100.0%

			# of Loans With Exceptions - by Category
Initial Event Grade	# of Loans	%	Credit	Compliance	Property
EG1	0	0.0%	0	0	0
EG2	0	0.0%	0	0	0
EG3	1	100.0%	1	1	0
Excluded	0	0.0%	0	0	0
Pending	0	0.0%	0	0	0
Total	1	100.0%